Notes Payable (Tables)	12 Months Ended
Jun. 30, 2020
Debt Disclosure [Abstract]
Schedule of Long-term Notes Payable

The Company's long term notes payable obligations to unrelated parties are as follows at:

	2020	2019

Note payable with a bank maturing on June 26, 2021 due to an extension, bearing interest at 3% and 4% for the years ended June 20, 2020 and 2019, respectively. Monthly interest payments of approximately $697 are due beginning July 26, 2020. The note is guaranteed by a stockholder and collateralized by a certificate of deposit owned by a related party.

	$ 274,900	$ 274,900
Long term PPP loan under the CARES Act bearing interest at 0.98% and maturing in April 2022. Monthly installments of principal and interest of $13,137 begin in October 2020. The loan is subject to forgiveness by the SBA.	310,832	-
Long term loan under Section 7(b) of the Economic Injury Disaster Loan program bearing interest at 3.75% and maturing in May 2050. Monthly installments of principal and interest of $731 begin in May 2021.	150,000	-
Financing lease liabilities for offices and warehouses with monthly installments of $19,173 (ranging from $1,083 to $4,806) over two year terms, expiring through July 2022.	223,982	-
Financing leases with a related party for delivery vehicles with monthly installments totaling $813 (ranging from $352 to $461), including interest (ranging from 4.5% to 4.75%), over 5-year terms expiring through July 2020. One of the financing leases was paid in full in July 2019 leaving one delivery vehicle financing lease remaining.	1,245	6,053
Note payable with a finance company for delivery vehicle with monthly installments totaling $679 including interest at 8.99% over a 6 year term expiring in December 2025.	34,019	-
Total Notes Payable	994,978	280,953
Current Portion of Notes Payable	512,425	279,346
Long-term Portion of Notes Payable	$ 482,553	$ 1,607

Schedule of Minimum Future Principal Payments

Future minimum principal payments on the non-related party long term notes payable are as follows:

Year ending June 30,
2021	$ 512,425
2022	229,962
2023	93,555
2024	10,045
2025	10,807
Thereafter	138,184
$ 994,978

Schedule of Convertible Notes Payable

Convertible Notes Payable

June 30,2020	June 30, 2019

On January 16, 2019, the Company signed a convertible promissory note with an investor. The $382,000 note was issued at a discount of $38,200 and bears interest at 12% per year. The Company issued 92,271 common shares to the investor. The note principal and interest are convertible into shares of common stock at the lower of (a) 70% of the lowest traded price of the common stock during the 20 trading days immediately preceding the notice of conversion or (b) $3 per share, beginning in June 2019. The note matured in July 2019 and was converted to equity.

$ -	$ 382,000

On February 22, 2019, the Company signed a convertible promissory note with an investor. The $200,000 note was issued at a discount of $20,000 and bears interest at 5% per year. The note principal and interest are convertible into shares of common stock at the lower of (a) 70% of the lowest traded price of the common stock during the 20 trading days immediately preceding the notice of conversion or (b) $3 per share, beginning in August 2019. The note was paid in full by partial conversion to stock and proceeds from issuance of debt.

-	200,000

On March 28, 2019, the Company signed a convertible promissory note with an investor. The $225,000 note was issued at a discount of $20,000 and bears interest at 10% per year. The Company issued 25,000 common shares to the investor. Three draws of $56,250, $112,500, and $56,250 were borrowed under this note. The note principal and interest are convertible into shares of common stock at the lower of (a) 70% of the lowest traded price of the common stock during the 20 trading days immediately preceding the notice of conversion or (b) $3 per share, beginning in September 2019. The note has prepayment penalties ranging from 110% to 125% of the principal and interest outstanding if repaid within 60 to 180 days from issuance. The note matures in three intervals in March 2020, June 2020, and November 2020. The note was partially repaid by conversion to stock.

24,150	168,750

On April 1, 2019, the Company signed a convertible promissory note with an investor. The $225,000 note was issued at a discount of $25,000 and bears interest at 10% per year. The Company issued 25,000 shares to the investor. An initial draw of $100,000 was borrowed under this note. The note principal and interest are convertible into shares of common stock at the lower of (a) 70% of the lowest traded price of the common stock during the 20 trading days immediately preceding the notice of conversion. The note matures in April 2020. The note has prepayment penalties ranging from 110% to 125% of the principal and interest outstanding if repaid within 60 to 180 days from issuance. The note was paid in full by conversion to stock.

-	112,500

On April 29, 2019, the Company signed a convertible promissory note with an investor. The $1,325,000 note was issued at a discount of $92,750 and bears interest at 8% per year. The note principal and interest are convertible into shares of common stock at the lower of (a) 75% of the lowest traded price of the common stock during the 10 trading days immediately preceding the notice of conversion or (b) $2.75 per share. The note matures in April 2020. The note has prepayment penalties of 120% of the sum of the outstanding principal, plus accrued interest, plus defaulted interest, plus any additional principal, plus at the holder's option, any amounts owed to the holder pursuant to any other provision of the note. The note was paid in full with proceeds from issuance of debt and preferred stock.

-	1,325,000

On May 28, 2019, the Company signed a convertible promissory note with an investor. The $322,580 note was issued at a discount of $22,580 and bears interest at 8% per year. The note principal and interest are convertible into shares of common stock at the lower of (a) 75% of the lowest traded price of the common stock during the 10 trading days immediately preceding the notice of conversion or (b) $2.75 per share beginning in November 2019. The note matures in May 2020. The note has prepayment penalties of 120% of the principal and interest outstanding if repaid before 180 days from issuance.  The note was repaid by a combination of conversion to stock and cash.

-	322,580

On June 18, 2019, the Company signed a convertible promissory note with an investor. The $366,120 note was issued at a discount of $27,120 and bears interest at 8% per year. The note principal and interest are convertible into shares of common stock at 75% of the lowest traded price of the common stock during the 10 trading days immediately preceding the notice of conversion. The note matures in May 2020. The note has prepayment penalties of 120% of the principal and interest outstanding if repaid before 180 days from issuance. The note was repaid by conversion to stock.

-	366,120

On August 6, 2019, the Company signed a convertible promissory note with an investor. The $220,000 note was issued at a discount of $20,000 and bears interest at 12% per year. The note principal and interest are convertible into shares of common stock at 75% of the lowest traded price of the common stock during the 10 trading days immediately preceding the notice of conversion. The note matures in August 2020. The note has prepayment penalties of 120% of the principal and interest outstanding if repaid before 180 days from issuance. The note was repaid by conversion to stock.

-	-

On August 29, 2019, the Company signed a convertible promissory note with an investor. The $234,726 note was issued at a discount of $16,376 and bears interest at 8% per year. The note principal and interest are convertible into shares of common stock at 75% of the lowest traded price of the common stock during the 10 trading days immediately preceding the notice of conversion. The note matures in August 2020. The note has prepayment penalties of 120% of the principal and interest outstanding if repaid before 180 days from issuance. The note was repaid by conversion to stock.

-	-

On November 18, 2019, the Company signed a convertible promissory note with an investor. The $55,000 note was issued at a discount of $5,000 and bears interest at 8% per year. The note principal and interest are convertible into shares of common stock at the lower of (a) 70% of the lowest traded price of common stock during the 15 trading days prior to the issue date or (b) 70% of the lowest traded price for the common stock during the 15 trading days prior to conversion of the note. The note matures in November 2020. The note has prepayment penalties between 115% and 125% of the principal and interest outstanding if repaid before 180 days from issuance. The note was repaid by conversion to stock.

-	-

On November 18, 2019, the Company signed a convertible promissory note with an investor. The $110,000 note was issued at a discount of $10,000 and bears interest at 8% per year. The note principal and interest are convertible into shares of common stock at the lower of (a) 70% of the lowest traded price of common stock during the 15 trading days prior to the issue date or (b) 70% of the lowest traded price for the common stock during the 15 trading days prior to conversion the note. The note matures in November 2020. The note has prepayment penalties between 115% and 125% of the principal and interest outstanding if repaid before 180 days from issuance. The note was partially repaid by conversion to stock.

1,000	-

On December 11, 2019, the Company signed a convertible promissory note with an investor. The $220,430 note was issued at a discount of $15,430 and bears interest at 8% per year. The note principal and interest are convertible into shares of common stock at the lower of (a) $0.46 per share or (b) 75% of the lowest trading price of common stock during the 10 trading days prior to conversion beginning in June 2020. The note matures in December 2020. The note has prepayment penalties between 120% and 130% of the principal and interest outstanding if repaid before 180 days from issuance.  The note was partially repaid by conversion to stock.

121,200	-

On November 25, 2019, the Company signed a convertible promissory note with an investor. The $1,000,000 note was issued at a discount of $70,000 and bears interest at 8% per year. The note principal and interest up to $250,000 every 30-day calendar period are convertible into shares of common stock at the lower of (a) 75% of the lowest traded price of the common stock during the 10 trading days immediately preceding the notice of conversion or (b) $0.46 per share. The note matures in November 2020. The note has a redemption premium of 115% of the principal and interest outstanding if repaid before maturity. The note was partially repaid by conversion to stock.

825,000	-

On January 9, 2020, the Company entered into a $225,000 convertible note. The $225,000 note was issued at a discount of $13,500 and bears interest at 8% per year. The note principal and interest are convertible into shares of common stock at the lower of (a) 75% of the lowest traded price of the common stock during the 10 trading days immediately preceding the notice of conversion or (b) the lowest traded price of the common stock during the 10 trading days prior to the issuance of this note. The note matures in October 2020. The note has prepayment penalties of 110% to 125% of the principal and interest outstanding if repaid before 180 days from issuance. The note was increased by $25,000 due to the value of the stock price at conversion.

250,000	-

On January 27, 2020, the Company entered into a $223,300 convertible note. The $223,300 note was issued at a discount of $20,300 and bears interest at 8% per year. The note principal and interest are convertible into shares of common stock at 75% of the average of the lowest 3 trading prices during 15 trading days prior to conversion. The note matures in January 2021. The note has prepayment penalties of 110% to 125% of the principal and interest outstanding if repaid before 180 days from issuance. The note was repaid by conversion to stock.	-	-

On March 25, 2020 the Company signed a convertible promissory note with an investor. The $338,625 note was issued at a discount of $23,625 and bears interest at 8% per year. The note principal and interest are convertible into shares of common stock at the lower of (a) $0.46 per share or (b) 75% of the lowest trading price of common stock during the 10 trading days prior to conversion. The note matures in March 2021. The note has prepayment penalties between 120% and 130% of the principal and interest outstanding if repaid before 180 days from issuance.	338,625	-

On June 26, 2020 the Company signed a convertible promissory note with an investor. The $430,000 note was issued at a discount of $30,000 and bears interest at 8% per year. The note principal and interest are convertible into shares of common stock at the lower of (a) $0.47 per share or (b) 70% of the lowest trading price of common stock during the 10 trading days prior to conversion. The note matures in June 2021. The note has prepayment penalties between 120% and 130% of the principal and interest outstanding if repaid before 180 days from issuance.	430,000	-

Total Convertible Notes Payable	1,989,975	2,876,950

Less: Unamortized original issue discounts	888,075	752,126

Current Portion of Convertible Notes Payable	1,101,900	2,124,824

Long-term Portion of Convertible Notes Payable	$ -	$ -